                                                        OMB APPROVAL

                                                        OMB Number: 3235-0570

                                                        Expires: Nov. 30, 2005

                                                        Estimated average burden
                                                        hours per response: 5.0

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10375

                      THE GATEWAY VARIABLE INSURANCE TRUST
               (Exact name of registrant as specified in charter)

       Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, OH 45209
               (Address of principal executive offices)        (Zip code)

                                 Geoffrey Keenan
   The Gateway Variable Insurance Trust, Rookwood Tower, 3805 Edwards Road,
                         Suite 600, Cincinnati, OH 45209
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 719-1100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS

                                GATEWAY VIT FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2003
                                   (UNAUDITED)

                        GATEWAY VARIABLE INSURANCE TRUST
                                 P. O. BOX 5211
                            CINCINNATI, OH 45201-5211
                                  800.354.6339

                                GATEWAY VIT FUND

               PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)

SHARES                                                         VALUE
------                                                         -----
           COMMON STOCKS - 98.2%
           CONSUMER DISCRETIONARY - 10.9%
     80    American Greetings Corporation - Class A *       $    1,571
  6,320    AOL Time Warner Inc. *                              101,689
    450    AutoNation, Inc. *                                    7,074
    130    AutoZone, Inc. *                                      9,876
    410    Bed Bath & Beyond Inc. *                             15,912
    455    Best Buy Co., Inc. *                                 19,984
    150    Big Lots, Inc. *                                      2,256
    100    Black & Decker Corporation                            4,345
    120    Brunswick Corporation                                 3,002
    820    Carnival Corporation                                 26,658
     90    Centex Corporation                                    7,001
    290    Circuit City Stores - Circuit City Group              2,552
    840    Clear Channel Communications, Inc. *                 35,608
  3,276    Comcast Corporation - Class A *                      98,870
    100    Cooper Tire & Rubber Company                          1,759
    220    Dana Corporation                                      2,543
    265    Darden Restaurants, Inc.                              5,030
    780    Delphi Corporation                                    6,731
    100    Dillard's, Inc. - Class A                             1,347
    460    Dollar General Corporation                            8,400
    100    Dow Jones & Company, Inc.                             4,303
    410    Eastman Kodak Company                                11,213
    440    eBay Inc. *                                          45,839
    260    Family Dollar Stores, Inc.                            9,919
    290    Federated Department Stores, Inc.                    10,686
  2,570    Ford Motor Company                                   28,244
    220    Fortune Brands, Inc.                                 11,484
    370    Gannett Co., Inc.                                    28,420
  1,270    Gap, Inc.                                            23,825
    780    General Motors Corporation                           28,080
    260    Genuine Parts Company                                 8,323
    260    Goodyear Tire & Rubber Company *                      1,365
    430    Harley-Davidson, Inc.                                17,140
    150    Harrah's Entertainment, Inc. *                        6,036
    260    Hasbro, Inc.                                          4,547
    510    Hilton Hotels Corporation                             6,523
  3,290    Home Depot, Inc.                                    108,965
    100    International Game Technology                        10,233
    510    Interpublic Group of Companies, Inc. *                6,824
    380    J. C. Penney Company, Inc.                            6,403
    120    Johnson Controls, Inc.                               10,272
    180    Jones Apparel Group, Inc. *                           5,267
     70    KB HOME                                               4,339

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND

              PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)


SHARES                                                        VALUE
------                                                        -----
          CONSUMER DISCRETIONARY (CONTINUED)
   100    Knight-Ridder, Inc.                              $    6,893
   460    Kohl's Corporation *                                 23,635
   290    Leggett & Platt, Incorporated                         5,945
   730    Limited Brands                                       11,315
   140    Liz Claiborne Inc.                                    4,935
 1,110    Lowe's Companies, Inc.                               47,674
   340    Marriott International, Inc. - Class A               13,063
   610    Mattel, Inc.                                         11,541
   410    May Department Stores Company                         9,127
   100    Maytag Corporation                                    2,442
 1,780    McDonald's Corporation                               39,267
   290    McGraw-Hill Companies, Inc.                          17,980
    70    Meredith Corporation                                  3,080
   220    New York Times Company - Class A                     10,010
   390    Newell Rubbermaid Inc.                               10,920
   370    NIKE, Inc. - Class B                                 19,791
   210    Nordstrom, Inc.                                       4,099
   450    Office Depot, Inc. *                                  6,529
   290    Omnicom Group Inc.                                   20,793
    90    Pulte Homes, Inc.                                     5,549
   250    RadioShack Corporation                                6,578
    90    Reebok International Ltd. *                           3,027
   460    Sears, Roebuck and Co.                               15,474
   220    Sherwin-Williams Company                              5,914
    90    Snap-on Incorporated                                  2,613
   120    Stanley Works                                         3,312
   650    Staples, Inc. *                                      11,928
   530    Starbucks Corporation *                              12,996
   290    Starwood Hotels & Resorts Worldwide, Inc.             8,291
 1,300    Target Corporation                                   49,192
   220    Tiffany & Co.                                         7,190
   740    TJX Companies, Inc.                                  13,942
   290    Toys R Us, Inc. *                                     3,515
   430    Tribune Company                                      20,769
    90    Tupperware Corporation                                1,292
   330    Univision Communications Inc. - Class A *            10,032
   150    VF Corporation                                        5,095
 2,480    Viacom Inc. - Class B *                             108,277
   170    Visteon Corp.                                         1,168
 2,890    Walt Disney Company                                  57,077
   150    Wendy's International, Inc.                           4,345
    80    Whirlpool Corporation                                 5,096
   420    Yum! Brands, Inc. *                                  12,415
                                                           ----------
                                                            1,404,584
                                                           ----------

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND

              PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)

SHARES                                                     VALUE
------                                                     -----
         CONSUMER STAPLES - 11.5%
   50    Adolph Coors Company - Class B                 $    2,449
   90    Alberto-Culver Company - Class B                    4,599
  500    Albertson's, Inc.                                   9,600
2,900    Altria Group, Inc.                                131,776
1,240    Anheuser-Busch Companies                           63,302
  880    Archer-Daniels-Midland Company                     11,326
  340    Avon Products, Inc.                                21,148
   80    Brown-Forman Corporation - Class B                  6,290
  560    Campbell Soup Company                              13,720
  300    Clorox Company                                     12,795
3,490    Coca-Cola Company                                 161,971
  630    Coca-Cola Enterprises Inc.                         11,434
  740    Colgate-Palmolive Company                          42,883
  750    ConAgra Foods, Inc.                                17,700
  650    Costco Wholesale Corporation *                     23,790
  520    CVS Corporation                                    14,576
  490    General Mills, Inc.                                23,231
1,500    Gillette Company                                   47,790
  470    H. J. Heinz Company                                15,501
  210    Hershey Foods Corporation                          14,629
  560    Kellogg Company                                    19,247
  710    Kimberly-Clark Corporation                         37,019
1,100    Kroger Co. *                                       18,348
  200    McCormick & Company, Incorporated                   5,440
  400    Pepsi Bottling Group, Inc.                          8,008
2,420    PepsiCo, Inc.                                     107,690
1,840    Procter & Gamble Company                          164,091
  120    R. J. Reynolds Tobacco Holdings, Inc.               4,465
  620    Safeway Inc. *                                     12,685
1,110    Sara Lee Corporation                               20,879
  210    Supervalu, Inc.                                     4,477
  910    SYSCO Corporation                                  27,336
  260    UST Inc.                                            9,108
6,220    Wal-Mart Stores, Inc.                             333,827
1,450    Walgreen Co.                                       43,645
  210    Winn-Dixie Stores, Inc.                             2,585
  320    Wm. Wrigley Jr. Company                            17,994
                                                        ----------
                                                         1,487,354
                                                        ----------
         ENERGY - 5.7%
  120    Amerada Hess Corporation                            5,902
  360    Anadarko Petroleum Corporation                     16,009
  236    Apache Corporation                                 15,354
   80    Ashland Inc.                                        2,454

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND

              PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)

SHARES                                                             VALUE
------                                                             -----
         ENERGY (CONTINUED)
   460   Baker Hughes Incorporated                              $   15,442
   240   BJ Services Company *                                       8,966
   290   Burlington Resources Inc.                                  15,680
 1,520   ChevronTexaco Corporation                                 109,744
   927   ConocoPhillips                                             50,800
   230   Devon Energy Corporation                                   12,282
   150   EOG Resources, Inc.                                         6,276
 9,500   Exxon Mobil Corporation                                   341,145
   610   Halliburton Company                                        14,030
   140   Kerr-McGee Corporation                                      6,272
   440   Marathon Oil Corporation                                   11,594
   220   Nabors Industries, Ltd. *                                   8,701
   210   Noble Corporation *                                         7,203
   510   Occidental Petroleum Corporation                           17,111
   120   Rowan Companies, Inc. *                                     2,688
   800   Schlumberger Limited                                       38,056
   100   Sunoco, Inc.                                                3,774
   460   Transocean Inc. *                                          10,106
   360   Unocal Corporation                                         10,329
                                                                ----------
                                                                   729,918
                                                                ----------
         FINANCIALS - 20.0%
   380   ACE Limited                                                13,030
   710   AFLAC Incorporated                                         21,832
   980   Allstate Corporation                                       34,937
   130   Ambac Financial Group, Inc.                                 8,612
 1,870   American Express Company                                   78,185
 3,690   American International Group, Inc.                        203,614
   470   AmSouth Bancorporation                                     10,265
   440   Aon Corporation                                            10,595
   100   Apartment Investment & Management Company - Class A         3,460
 2,120   Bank of America Corporation                               167,544
 1,040   Bank of New York Company, Inc.                             29,900
 1,650   Bank One Corporation                                       61,347
   650   BB&T Corporation                                           22,295
   120   Bear Stearns Companies Inc.                                 8,690
   310   Capital One Financial Corporation                          15,246
 1,920   Charles Schwab Corporation                                 19,373
   322   Charter One Financial, Inc.                                10,040
   260   Chubb Corporation                                          15,600
   240   Cincinnati Financial Corporation                            8,902
 7,260   Citigroup Inc.                                            310,728
   260   Comerica Incorporated                                      12,090
   170   Countrywide Financial Corporation                          11,827

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND

              PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)

SHARES                                                   VALUE
------                                                   -----
         FINANCIALS (CONTINUED)
   560   Equity Office Properties Trust               $   15,126
   380   Equity Residential                                9,861
 1,410   Fannie Mae                                       95,090
   150   Federated Investors, Inc. - Class B               4,113
   800   Fifth Third Bancorp                              45,872
   170   First Tennessee National Corporation              7,465
 1,490   FleetBoston Financial                            44,268
   370   Franklin Resources, Inc.                         14,456
   970   Freddie Mac                                      49,247
   220   Golden West Financial Corporation                17,602
   660   Goldman Sachs Group, Inc.                        55,275
   360   Hartford Financial Services Group, Inc.          18,130
   340   Huntington Bancshares Incorporated                6,637
 2,800   J. P. Morgan Chase & Co.                         95,704
   310   Janus Capital Group Inc.                          5,084
   220   Jefferson-Pilot Corporation                       9,121
   420   John Hancock Financial Services, Inc.            12,907
   580   KeyCorp                                          14,657
   340   Lehman Brothers Holdings Inc.                    22,603
   270   Lincoln National Corporation                      9,620
   270   Loews Corporation                                12,768
   740   Marsh & McLennan Companies, Inc.                 37,792
   300   Marshall & Ilsley Corporation                     9,174
   220   MBIA Inc.                                        10,725
 1,785   MBNA Corporation                                 37,199
   580   Mellon Financial Corporation                     16,095
 1,250   Merrill Lynch & Co., Inc.                        58,350
   960   MetLife, Inc.                                    27,187
   130   MGIC Investment Corporation                       6,063
   220   Moody's Corporation                              11,596
 1,550   Morgan Stanley                                   66,262
   830   National City Corporation                        27,149
   240   North Fork Bancorporation, Inc.                   8,174
   310   Northern Trust Corporation                       12,955
   280   Plum Creek Timber Company, Inc.                   7,266
   410   PNC Financial Services Group, Inc.               20,012
   460   Principal Financial Group, Inc.                  14,835
   300   Progressive Corporation                          21,930
   410   Providian Financial Corporation *                 3,797
   780   Prudential Financial, Inc.                       26,247
   320   Regions Financial Corporation                    10,810
   210   SAFECO Corporation                                7,409
   280   Simon Property Group, Inc.                       10,928

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND

                  PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)

SHARES                                                        VALUE
------                                                        -----
         FINANCIALS (CONTINUED)
   660   SLM Corporation                                  $     25,852
   460   SouthTrust Corporation                                 12,512
   310   St. Paul Companies, Inc.                               11,318
   460   State Street Corporation                               18,124
   410   SunTrust Banks, Inc.                                   24,329
   430   Synovus Financial Corp.                                 9,245
   170   T. Rowe Price Group Inc.                                6,418
   150   Torchmark Corporation                                   5,588
 1,419   Travelers Property Casualty Corp. - Class B            22,378
 2,710   U. S. Bancorp                                          66,395
   285   Union Planters Corporation                              8,844
   340   UnumProvident Corporation                               4,559
 1,930   Wachovia Corporation                                   77,123
 1,360   Washington Mutual, Inc.                                56,168
 2,380   Wells Fargo & Company                                 119,952
   210   XL Capital Ltd. - Class A                              17,430
   120   Zions Bancorporation                                    6,073
                                                          ------------
                                                             2,587,981
                                                          ------------
         HEALTH CARE - 14.7%
 2,200   Abbott Laboratories                                    96,272
   220   Aetna Inc.                                             13,244
   170   Allergan, Inc.                                         13,107
   130   AmerisourceBergen Corporation                           9,016
 1,810   Amgen Inc. *                                          120,256
   220   Anthem, Inc. *                                         16,973
   290   Applera Corp. - Applied Biosystems Group                5,519
    90   Bausch & Lomb Incorporated                              3,375
   830   Baxter International Inc.                              21,580
   360   Becton, Dickinson and Company                          13,986
   220   Biogen, Inc. *                                          8,360
   370   Biomet, Inc.                                           10,604
   560   Boston Scientific Corporation *                        34,216
 2,720   Bristol-Myers Squibb Company                           73,848
    70   C. R. Bard, Inc.                                        4,992
   630   Cardinal Health, Inc.                                  40,509
   290   Chiron Corporation *                                   12,679
   180   CIGNA Corporation                                       8,449
 1,600   Eli Lilly and Company                                 110,352
   560   Forest Laboratories, Inc. *                            30,660
   300   Genzyme Corporation *                                  12,540
   440   Guidant Corporation                                    19,532
   710   HCA Inc.                                               22,748
   340   Health Management Associates, Inc. - Class A            6,273

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND

              PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)

SHARES                                               VALUE
------                                             ----------
         HEALTH CARE (CONTINUED)
   240   Humana Inc. *                             $    3,624
   410   IMS Health Incorporated                        7,376
 4,210   Johnson & Johnson                            217,657
   340   King Pharmaceuticals Inc. *                    5,018
   130   Manor Care, Inc. *                             3,251
   410   McKesson Corporation                          14,653
   350   MedImmune, Inc. *                             12,730
 1,720   Medtronic Inc.                                82,508
 3,180   Merck & Co., Inc.                            192,549
    70   Millipore Corporation *                        3,106
11,316   Pfizer Inc.                                  386,441
   130   Quest Diagnostics Incorporated *               8,294
   150   Quintiles Transnational Corp. *                2,129
 2,080   Schering-Plough Corporation                   38,688
   260   St. Jude Medical, Inc. *                      14,950
   290   Stryker Corporation                           20,117
   680   Tenet Healthcare Corporation *                 7,922
   880   UnitedHealth Group Incorporated               44,220
   130   Watson Pharmaceuticals, Inc. *                 5,248
   220   Wellpoint Health Networks Inc. *              18,546
 1,880   Wyeth                                         85,634
   290   Zimmer Holdings, Inc. *                       13,065
                                                   ----------
                                                    1,896,816
                                                   ----------
         INDUSTRIALS - 10.2%
   520   3M Co.                                        67,070
   290   Allied Waste Industries, Inc. *                2,914
   290   American Power Conversion Corporation          4,521
    80   American Standard Companies Inc. *             5,914
   260   Apollo Group, Inc. - Class A *                16,058
   150   Avery Dennison Corporation                     7,530
 1,190   Boeing Company                                40,841
   500   Burlington Northern Santa Fe Corporation      14,220
   460   Caterpillar Inc.                              25,604
 1,480   Cendant Corporation *                         27,114
   260   Cintas Corporation                             9,214
   120   Cooper Industries, Ltd. - Class A              4,956
    90   Crane Co.                                      2,037
   290   CSX Corporation                                8,726
    70   Cummins, Inc.                                  2,512
   220   Danaher Corporation                           14,971
   340   Deere & Company                               15,538
   170   Delta Air Lines, Inc.                          2,496
    80   Deluxe Corporation                             3,584

                See accompanying notes to financial statements.

                                GATEWAY VIT FUND

              PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)

 SHARES                                               VALUE
 ------                                            ----------
         INDUSTRIALS (CONTINUED)
   290   Dover Corporation                         $    8,688
    80   Eaton Corporation                              6,289
   570   Emerson Electric Co.                          29,127
   220   Equifax Inc.                                   5,720
   420   FedEx Corp.                                   26,053
   100   Fluor Corporation                              3,364
   290   General Dynamics Corporation                  21,025
14,060   General Electric Company                     403,241
   150   Goodrich Corporation                           3,150
   280   H&R Block, Inc.                               12,110
 1,160   Honeywell International Inc.                  31,146
   430   Illinois Tool Works Inc.                      28,315
   260   Ingersoll-Rand Company                        12,303
   120   ITT Industries, Inc.                           7,855
   650   Lockheed Martin Corporation                   30,920
   670   Masco Corporation                             15,979
    80   McDermott International, Inc. *                  506
   150   Monster Worldwide Inc. *                       2,960
    90   Navistar International Corporation *           2,937
   530   Norfolk Southern Corporation                  10,176
   280   Northrop Grumman Corporation                  24,161
   150   PACCAR Inc.                                   10,134
   170   Pall Corporation                               3,825
   150   Parker-Hannifin Corporation                    6,299
   340   Pitney Bowes Inc.                             13,059
   100   Power-One, Inc. *                                715
   150   R. R. Donnelley & Sons Company                 3,921
   550   Raytheon Company                              18,062
   260   Robert Half International Inc. *               4,924
   270   Rockwell Automation, Inc.                      6,437
   270   Rockwell Collins                               6,650
    90   Ryder System, Inc.                             2,306
 1,090   Southwest Airlines Co.                        18,748
   210   Textron Inc.                                   8,194
    90   Thomas & Betts Corporation *                   1,301
 2,820   Tyco International Ltd.                       53,524
   360   Union Pacific Corporation                     20,887
 1,600   United Parcel Service, Inc. - Class B        101,920
   640   United Technologies Corporation               45,331
   120   W. W. Grainger, Inc.                           5,611
   830   Waste Management, Inc.                        19,995
                                                   ----------
                                                    1,313,688
                                                   ----------

                See accompanying notes to financial statements.

                                GATEWAY VIT FUND

              PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)

SHARES                                                     VALUE
------                                                  -----------
         INFORMATION TECHNOLOGY - 15.9%
 1,130   ADC Telecommunications, Inc. *                 $     2,631
   340   Adobe Systems Incorporated                          10,904
   460   Advanced Micro Devices, Inc. *                       2,949
   650   Agilent Technologies, Inc. *                        12,707
   520   Altera Corporation *                                 8,528
   490   Analog Devices, Inc. *                              17,062
   120   Andrew Corporation *                                 1,104
   470   Apple Computer, Inc. *                               8,986
 2,340   Applied Materials, Inc. *                           37,112
   430   Applied Micro Circuits Corporation *                 2,601
   140   Autodesk, Inc.                                       2,262
   830   Automatic Data Processing, Inc.                     28,104
   490   Avaya Inc. *                                         3,165
   340   BMC Software, Inc. *                                 5,552
   400   Broadcom Corporation - Class A *                     9,964
   580   CIENA Corporation *                                  3,010
10,200   Cisco Systems, Inc. *                              170,238
   250   Citrix Systems, Inc. *                               5,090
   800   Computer Associates International, Inc.             17,824
   260   Computer Sciences Corporation *                      9,911
   510   Compuware Corporation *                              2,943
   290   Comverse Technology, Inc. *                          4,359
   700   Concord EFS, Inc. *                                 10,304
   260   Convergys Corporation *                              4,160
 1,610   Corning Incorporated *                              11,898
 3,680   Dell Computer Corporation *                        117,613
   220   Electronic Arts Inc. *                              16,278
   660   Electronic Data Systems Corporation                 14,157
 3,120   EMC Corporation *                                   32,666
 1,060   First Data Corporation                              43,926
   290   Fiserv, Inc. *                                      10,327
   460   Gateway, Inc. *                                      1,679
 4,308   Hewlett-Packard Company                             91,760
 9,340   Intel Corporation                                  194,123
 2,370   International Business Machines Corporation        195,525
   290   Intuit Inc. *                                       12,914
   290   Jabil Circuit, Inc. *                                6,409
 1,980   JDS Uniphase Corporation *                           6,950
   290   KLA-Tencor Corporation *                            13,482
   170   Lexmark International, Inc. *                       12,031
   440   Linear Technology Corporation                       14,172
   490   LSI Logic Corporation *                              3,469
 4,840   Lucent Technologies Inc. *                           9,825

                See accompanying notes to financial statements.

                                GATEWAY VIT FUND

              PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)

SHARES                                                     VALUE
------                                                  -----------
         INFORMATION TECHNOLOGY (CONTINUED)
   460   Maxim Integrated Products, Inc.                $    15,727
   100   Mercury Interactive Corporation *                    3,861
   830   Micron Technology, Inc. *                            9,653
15,120   Microsoft Corporation                              387,223
   290   Molex Incorporated                                   7,827
 3,260   Motorola, Inc.                                      30,742
   280   National Semiconductor Corporation *                 5,522
   120   NCR Corporation *                                    3,074
   460   Network Appliance, Inc. *                            7,457
   490   Novell, Inc. *                                       1,509
   230   Novellus Systems, Inc. *                             8,423
   220   NVIDIA Corporation *                                 5,062
 7,580   Oracle Corporation *                                91,112
   370   Parametric Technology Corporation *                  1,128
   510   Paychex, Inc.                                       14,948
   450   PeopleSoft, Inc. *                                   7,915
   160   PerkinElmer, Inc.                                    2,210
   260   PMC-Sierra, Inc. *                                   3,050
   120   QLogic Corporation *                                 5,800
 1,110   QUALCOMM Incorporated                               39,683
   210   Sabre Holdings Corporation                           5,177
   740   Sanmina-SCI Corporation *                            4,669
   240   Scientific-Atlanta, Inc.                             5,722
   670   Siebel Systems, Inc. *                               6,392
 1,180   Solectron Corporation *                              4,413
 4,400   Sun Microsystems, Inc. *                            20,240
   400   SunGard Data Systems Inc. *                         10,364
   225   Symantec Corporation *                               9,869
   320   Symbol Technologies, Inc.                            4,163
   120   Tektronix, Inc. *                                    2,592
   560   Tellabs, Inc. *                                      3,679
   280   Teradyne, Inc. *                                     4,847
 2,430   Texas Instruments Incorporated                      42,768
   240   Thermo Electron Corporation *                        5,045
   460   Unisys Corporation *                                 5,649
   560   VERITAS Software Corporation *                      16,055
   180   Waters Corporation *                                 5,243
 1,050   Xerox Corporation *                                 11,120
   460   Xilinx, Inc. *                                      11,643
   820   Yahoo! Inc. *                                       26,863
                                                        -----------
                                                          2,049,113
                                                        -----------

                See accompanying notes to financial statements.

                                GATEWAY VIT FUND

              PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)

SHARES                                                     VALUE
------                                                   ---------
        MATERIALS - 2.6%
  320   Air Products and Chemicals, Inc.                 $  13,312
1,230   Alcoa Inc.                                          31,365
  100   Allegheny Technologies Incorporated                    660
   80   Ball Corporation                                     3,641
   70   Bemis Company, Inc.                                  3,276
   90   Boise Cascade Corporation                            2,151
1,300   Dow Chemical Company                                40,248
1,420   E. I. du Pont de Nemours and Company                59,129
  100   Eastman Chemical Company                             3,167
  340   Ecolab Inc.                                          8,704
  170   Engelhard Corporation                                4,211
  220   Freeport-McMoRan Copper & Gold, Inc. - Class B       5,390
  360   Georgia-Pacific Group                                6,822
   70   Great Lakes Chemical Corporation                     1,428
  150   Hercules Incorporated *                              1,485
  120   International Flavors & Fragrances Inc.              3,831
  660   International Paper Company                         23,582
  130   Louisiana-Pacific Corporation *                      1,409
  297   MeadWestvaco Corporation                             7,336
  370   Monsanto Company                                     8,007
  550   Newmont Mining Corporation                          17,853
  100   Nucor Corporation                                    4,885
  240   Pactiv Corporation *                                 4,730
  120   Phelps Dodge Corporation *                           4,601
  260   PPG Industries, Inc.                                13,192
  240   Praxair, Inc.                                       14,424
  310   Rohm and Haas Company                                9,619
  100   Sealed Air Corporation *                             4,766
   80   Sigma-Aldrich Corporation                            4,334
   90   Temple-Inland Inc.                                   3,862
  140   United States Steel Corporation                      2,292
  140   Vulcan Materials Company                             5,190
  310   Weyerhaeuser Company                                16,740
  100   Worthington Industries, Inc.                         1,340
                                                         ---------
                                                           336,982
                                                         ---------
        TELECOMMUNICATION SERVICES - 3.8%
  440   ALLTEL Corporation                                  21,217
1,100   AT&T Corp.                                          21,175
3,880   AT&T Wireless Services Inc. *                       31,855
2,600   BellSouth Corporation                               69,238
  210   CenturyTel, Inc.                                     7,318
  410   Citizens Communications Company *                    5,285
1,370   Nextel Communications, Inc. - Class A *             24,770

                See accompanying notes to financial statements.

                                GATEWAY VIT FUND

              PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)

SHARES                                                     VALUE
------                                                   ---------
        TELECOMMUNICATION SERVICES (CONTINUED)
2,370   Qwest Communications International Inc. *        $  11,329
4,690   SBC Communications Inc.                            119,829
1,280   Sprint Corp. - FON Group                            18,432
1,410   Sprint Corp. - PCS Group *                           8,108
3,890   Verizon Communications Inc.                        153,460
                                                         ---------
                                                           492,016
                                                         ---------
        UTILITIES - 2.9%
  750   AES Corporation *                                    4,762
  170   Allegheny Energy, Inc. *                             1,436
  230   Ameren Corporation                                  10,143
  460   American Electric Power Company, Inc.               13,722
  510   Calpine Corporation *                                3,366
  430   CenterPoint Energy, Inc.                             3,504
  260   Cinergy Corp.                                        9,565
  210   CMS Energy Corporation *                             1,701
  290   Consolidated Edison, Inc.                           12,551
  240   Constellation Energy Group                           8,232
  440   Dominion Resources, Inc.                            28,279
  260   DTE Energy Company                                  10,046
1,270   Duke Energy Corporation                             25,336
  500   Dynegy Inc. - Class A *                              2,100
  460   Edison International *                               7,558
  830   El Paso Corporation                                  6,706
  310   Entergy Corporation                                 16,362
  460   Exelon Corporation                                  27,513
  430   FirstEnergy Corp.                                   16,533
  280   FPL Group, Inc.                                     18,718
  210   KeySpan Corporation                                  7,445
  170   Kinder Morgan, Inc.                                  9,291
  540   Mirant Corporation *                                 1,566
   70   NICOR Inc.                                           2,598
  350   NiSource Inc.                                        6,650
   50   Peoples Energy Corporation                           2,145
  540   PG&E Corporation *                                  11,421
  120   Pinnacle West Capital Corporation                    4,494
  240   PPL Corporation                                     10,320
  330   Progress Energy, Inc.                               14,487
  310   Public Service Enterprise Group Incorporated        13,098
  290   Sempra Energy                                        8,274
1,030   Southern Company                                    32,095
  270   TECO Energy, Inc.                                    3,237
  460   TXU Corporation                                     10,327
  710   Williams Companies, Inc.                             5,609

                See accompanying notes to financial statements.

                                GATEWAY VIT FUND

              PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)

SHARES                                                                                       VALUE
------                                                                                    -----------
             UTILITIES (CONTINUED)
540          Xcel Energy, Inc.                                                            $     8,122
                                                                                          -----------
                                                                                              379,312
                                                                                          -----------

               Total common stocks (cost $13,876,762)                                      12,677,764
                                                                                          -----------

CONTRACTS
             PUT OPTIONS - 0.9%
 40          On S&P 500 Index expiring August 16, 2003 at 875                                  16,000
 39          On S&P 500 Index expiring September 20, 2003 at 875                               35,490
 51          On S&P 500 Index expiring September 20, 2003 at 900                               64,260
                                                                                          -----------

               Total put options (cost $105,730)                                              115,750
                                                                                          -----------
             REPURCHASE AGREEMENT - 2.9% **
             0.90% repurchase agreement with U. S. Bank, N. A.
               dated June 30, 2003, due July 1, 2003 (repurchase proceeds $371,009)           371,000
                                                                                          -----------

               Total common stocks, put options and repurchase agreement - 102.0%          13,164,514
                                                                                          -----------
             CALL OPTIONS - (2.2%) ***
(32)         On S&P 500 Index expiring July 19, 2003 at 950                                  (100,320)
(46)         On S&P 500 Index expiring July 19, 2003 at 975                                   (68,770)
(34)         On S&P 500 Index expiring August 16, 2003 at 975                                 (82,450)
(18)         On S&P 500 Index expiring August 16, 2003 at 995                                 (27,000)
                                                                                          -----------

               Total call options outstanding (premiums received $474,010)                   (278,540)
                                                                                          -----------

             OTHER ASSETS AND LIABILITIES, NET - 0.2%                                          26,139
                                                                                          -----------

             NET ASSETS - 100.0%                                                          $12,912,113
                                                                                          ===========

*     Non-income producing.

** Repurchase agreement fully collateralized by U.S. Government Agency obligations.

*** The aggregate value of investments that covers outstanding call options is $12,677,764.

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND

        STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 2003 (UNAUDITED)

ASSETS:
Common stocks, at value (cost $13,876,762)                                      $ 12,677,764
Put options, at value (cost $105,730)                                                115,750
Repurchase agreement                                                                 371,000
Cash                                                                                     613
Dividends and interest receivable                                                     15,760
Other assets                                                                          10,879
                                                                                ------------
  Total assets                                                                    13,191,766
                                                                                ------------
LIABILITIES:
Call options outstanding, at value (premiums received $474,010)                      278,540
Accrued investment advisory and management fees                                          532
Other accrued expenses and liabilities                                                   581
                                                                                ------------
  Total liabilities                                                                  279,653
                                                                                ------------

NET ASSETS                                                                      $ 12,912,113
                                                                                ============
NET ASSETS CONSIST OF:
Paid-in capital                                                                 $ 14,749,595
Undistributed net investment income                                                   48,053
Accumulated net realized loss on investment transactions                            (892,027)
Net unrealized depreciation on investments                                          (993,508)
                                                                                ------------
  Net assets                                                                    $ 12,912,113
                                                                                ============
FUND SHARES OUTSTANDING
(unlimited number of shares authorized, no par value)                              1,531,545
                                                                                ============

NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE                                                    $       8.43
                                                                                ============

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND

  STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

INVESTMENT INCOME:
Dividends                                                                $     106,767
Interest                                                                         2,660
                                                                         -------------
   Total investment income                                                     109,427
                                                                         -------------

EXPENSES:
Investment advisory and management fees                                         30,804
Professional fees                                                               12,055
Custodian fees                                                                   6,113
Standard & Poor's licensing fees                                                 4,959
Trustees' fees                                                                   4,850
Insurance expense                                                                1,651
Other expenses                                                                   1,176
                                                                         -------------
   Total expenses                                                               61,608
                                                                         -------------

NET INVESTMENT INCOME                                                           47,819
                                                                         -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
REALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS:
Common stocks                                                                   59,791
Put options expired and closed                                                (449,289)
Call options expired and closed                                               (290,953)
                                                                         -------------
   Net realized loss on investment transactions                               (680,451)
                                                                         -------------

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS:
Common stocks                                                                1,243,595
Put options                                                                     76,138
Call options                                                                     6,393
                                                                         -------------
   Net change in unrealized appreciation/depreciation on investments:        1,326,126
                                                                         -------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                645,675
                                                                         -------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $     693,494
                                                                         =============

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                     Six Months         Year
                                                                        Ended           Ended
                                                                    June 30, 2003    December 31,
                                                                     (Unaudited)        2002
                                                                    -------------   -------------
FROM OPERATIONS:
Net investment income                                               $      47,819   $      87,727
Net realized gain (loss) on investment transactions                      (680,451)      2,048,261
Net change in unrealized appreciation/depreciation on investments       1,326,126      (2,653,419)
                                                                    -------------   -------------
   Net increase (decrease) in net assets from operations                  693,494        (517,431)
                                                                    -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                                     --         (87,590)
From net capital gain on investment transactions                               --      (2,148,879)
                                                                    -------------   -------------
   Decrease in net assets from distributions to shareholders                   --      (2,236,469)
                                                                    -------------   -------------

FROM FUND SHARE TRANSACTIONS:
Net asset value of shares issued in reinvestment of
   distributions to shareholders                                               --       2,236,469
                                                                    -------------   -------------

NET INCREASE (DECREASE) IN NET ASSETS                                     693,494        (517,431)

NET ASSETS:
Beginning of period                                                    12,218,619      12,736,050
                                                                    -------------   -------------
End of period                                                       $  12,912,113   $  12,218,619
                                                                    =============   =============

UNDISTRIBUTED NET INVESTMENT INCOME                                 $      48,053   $         234
                                                                    =============   =============

FUND SHARE TRANSACTIONS:
Shares issued in reinvestment of distributions to shareholders                 --         280,260
                                                                    -------------   -------------
   Net increase in Fund shares outstanding                                     --         280,260
Shares outstanding, beginning of period                                 1,531,545       1,251,285
                                                                    -------------   -------------
Shares outstanding, end of period                                       1,531,545       1,531,545
                                                                    =============   =============

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND

  FINANCIAL HIGHLIGHTS - PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH
                                     PERIOD

                                          Six Months            Year            Period
                                            Ended              Ended            Ended
                                         June 30, 2003      December 31,     December 31,
                                          (Unaudited)           2002           2001(1)
                                         ------------       ------------     ------------
BEGINNING NET ASSET VALUE                $       7.98       $      10.18     $      10.00
                                         ------------       ------------     ------------

INVESTMENT OPERATIONS:
Net investment income                            0.03               0.07             0.01
Net gain (loss) on investments                   0.42              (0.48)            0.18
                                         ------------       ------------     ------------
   Total from investment operations              0.45              (0.41)            0.19
                                         ------------       ------------     ------------

DISTRIBUTIONS:
Dividends from net investment income               --              (0.07)           (0.01)
Distributions from net capital gain                --              (1.72)              --
                                         ------------       ------------     ------------
   Total distributions                             --              (1.79)           (0.01)
                                         ------------       ------------     ------------

ENDING NET ASSET VALUE                   $       8.43       $       7.98     $      10.18
                                         ============       ============     ============

TOTAL RETURN                                     5.64%(3)          (4.05%)           1.90%(3)

ENDING NET ASSETS (000'S)                $     12,912       $     12,219     $     12,736

AVERAGE NET ASSETS RATIOS:
Net expenses (2)                                 1.00%(4)           0.92%            1.00%(4)
Net investment income                            0.78%(4)           0.72%            0.64%(4)

PORTFOLIO TURNOVER RATE                             0%(4)              5%               0%

(1) Represents the period from the initial public offering of shares (November 6, 2001) through December 31, 2001.

(2) Absent investment advisory and management fees waived by the Adviser, the ratios of expenses to average net assets would have been 1.10% and 1.44% for the year and period ended December 31, 2002 and 2001, respectively.

(3)  Unannualized.

(4)  Annualized.

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND

            NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED)

1.       SIGNIFICANT ACCOUNTING POLICIES

The Gateway Variable Insurance Trust (the Trust) is an Ohio business trust organized pursuant to an Agreement and Declaration of Trust dated May 11, 2001. The Trust, registered under the Investment Company Act of 1940, is authorized to establish and operate one or more separate series of mutual funds and is currently offering a single series of shares called the Gateway VIT Fund (the
Fund). The Fund is a diversified, open-ended management investment company. Shares of the Fund are available to the public only through the purchase of certain variable life insurance contracts and variable annuity contracts offered by participating life insurance companies, and through certain retirement plans. At June 30, 2003, Transamerica Life Insurance Company owned substantially all outstanding shares of the Fund.

The investment objective of the Fund is to capture the majority of the higher returns associated with equity market investments, while exposing investors to significantly less risk than other equity investments. The Fund attempts to achieve its investment objective primarily by investing in the 500 common stocks included in the S&P 500 Index and by selling index call options on its indexed portfolio. The Fund also buys index put options that can protect the Fund from a significant market decline over a short period of time.

The following is a summary of the Fund's significant accounting Policies:

INVESTMENTS VALUATION - The Fund values its portfolio securities as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 P.M., Eastern time). Securities, other than option contracts, traded on a national stock exchange are valued at the last reported sales price on the primary exchange on which the security is traded. Securities traded in the over-the-counter market and which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Option contracts (both purchased and written) are valued at the average of the closing bid and asked quotations. Securities for which market quotations are not readily available and securities in which trading has been suspended during the day are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees.

SHARE VALUATION - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are recorded on the trade date. Capital gains and losses are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is accrued daily.

OPTION TRANSACTIONS - The Fund purchases index put options and writes (sells) index call options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently valued until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income and net realized capital gains, if any, are recorded on the ex-dividend date and are declared and paid to shareholders annually.

                                GATEWAY VIT FUND

            NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED)

FEDERAL INCOME TAXES - The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Based on this policy, the Fund makes no provision for income taxes.

At December 31, 2002, on a tax basis, the Fund had undistributed ordinary income of $234. The difference between the book basis and tax basis of distributable earnings resulted from the tax deferral of losses on wash sales and the tax recognition of net unrealized appreciation on open option contracts at December 31, 2002. The only difference between the book basis and tax basis of distributions paid for the year ended December 31, 2002 was the treatment of the short-term capital gain distribution as ordinary income for tax purposes.

At June 30, 2003, based on a $13,595,170 federal income tax cost of common stocks and options, gross unrealized appreciation totaled $1,062,062 and gross unrealized depreciation totaled $2,142,258.

REPURCHASE AGREEMENTS - The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the Adviser).

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.       INVESTMENT TRANSACTIONS

For the six months ended June 30, 2003, cost of purchases of investment securities (excluding short-term investments) totaled $27,482 and proceeds from sales totaled $599,533.

The Fund may write (sell) call options on stock indexes in exchange for cash (that is, "the option premium") to enhance earnings on the portfolio securities. However, using these contracts limits the opportunity to participate in appreciation of the underlying portfolio beyond certain upper limits set by the contracts. The Fund may also buy put options on stock indexes. The purchase of put options involves the risk of loss of all or part of the cash paid for the put options. In general, the liability recorded upon receipt of written option premiums increases to offset rises and decreases to offset declines in portfolio value. Similarly, the value of purchased put options generally increases to offset declines and decreases to offset rises in portfolio value. For the six months end June 30, 2003, transactions in written options were as follows:

                                      Contracts    Premiums
                                     ------------------------
Outstanding at December 31, 2002         136     $    297,202
Options written                          490        1,202,453
Options terminated in closing
     purchase transactions              (399)        (871,526)
Options expired                          (97)        (154,119)
                                     ------------------------
Outstanding at June 30, 2003             130     $    474,010
                                     ========================

                                GATEWAY VIT FUND

            NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED)

3.       TRANSACTIONS WITH AFFILIATES

The Fund pays the Adviser an investment advisory and management fee under the terms of a Management Agreement at an annual rate of 0.50% of the Fund's average daily net assets. The Adviser receives no separate fee for its transfer agency, fund accounting and other services to the Fund, and the Adviser pays the Fund's expenses of reporting to shareholders under the Management Agreement.

If total annual operating expenses (excluding taxes, interest, brokerage commissions and expenses of an extraordinary nature) exceed 1.00% of the Fund's average daily net assets, the Adviser has contractually agreed through December 31, 2003, to waive all or a portion of its fee as necessary to limit the Fund's net expenses to this level.

For the six months ended June 30, 2003, the Fund paid $5,618 in commissions to broker/dealer subsidiaries of Deutsche Bank AG, which may be deemed to be affiliates of the Adviser.

ITEM 2.  CODE OF ETHICS.

Applicable to Annual Reports only.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Applicable to Annual Report only.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Applicable to Annual Report only.

ITEM 5.  AUDIT COMMITTEE OF LISTED COMPANIES.

Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  PROXY VOTING POLICY AND PROCEDURES FOR CLOSED END FUND.

Not applicable

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of September 3, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings of Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)(1) Applicable to Annual Report only.

(a)(2) Exhibit 99.CERT Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.

(b)    Certification required by Item 10(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Gateway Variable Insurance Trust

By      /s/ Walter G. Sall
        --------------------------------
        Walter G. Sall, Chairman

Date    September 2, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By      /s/ Walter G. Sall
        --------------------------------
        Walter G. Sall, Chairman

Date    September 2, 2003


By      /s/ Gary H. Goldschmidt
        --------------------------------
        Gary H. Goldschmidt
        Vice President and Treasurer

Date    September 2, 2003